1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Property useful lives)	12 Months Ended
Jun. 30, 2014
Machinery and equipment
Estimated Useful Life	2 - 7 years
Leasehold improvements
Estimated Useful Life	Shorter of lease term or estimated useful life
Furniture and fixtures
Estimated Useful Life	5 years
Vehicles
Estimated Useful Life	3 years